Subsequent events (Details) - Subsequent event - 2026 ADividends $ / shares in Units, $ in Millions	3 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Subsequent Event [Line Items]
Cash dividend | $	$ 13
Dividends payable, date of record	May 04, 2026
Cash dividend (in dollars per share) | $ / shares	$ 0.0399
Dividends payable, date to be paid	May 14, 2026